Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Costs

The components of operating lease costs were as follows:

	December 31,
	2024	2023	2022

Operating lease cost	4,229	5,007	6,019
Variable lease cost	2,715	2,037	4,004
Short-term lease cost	707	648	829

Total lease costs	$7,651	$7,692	$10,852

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

	December 31,
	2024	2023	2022

Weighted average remaining lease term (years)	6.31	7.19	7.28
Weighted average discount rate	6.60%	6.43%	5.08%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

2025	$6,610
2026	6,189
2027	5,579
2028	5,589
2029	3,354
Thereafter	626

Total undiscounted cash flows	27,947
Less imputed interest	3,788

Present value of lease liabilities	$24,159